Property and equipment, net - Schedule of property and equipment, net (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount		¥ 127,361,965	¥ 108,757,934
Less: accumulated depreciation		(88,452,500)	(58,330,324)
Property and equipment, net	$ 5,562,150	38,909,465	50,427,610
Computer and transmission equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount		91,375,589	86,612,440
Leasehold improvements [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount		29,237,111	16,820,394
Furniture and office equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount		6,339,065	4,914,900
Motor vehicles [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount		¥ 410,200	¥ 410,200